FINANCIAL INSTRUMENTS - Interest Rate Hedging (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 9,928	$ 10,905
Fair value of financial liabilities	$ (78,756)	$ (77,610)
Cash flow hedges | Interest rate caps of US$ SOFR debt
Disclosure of detailed information about financial instruments [line items]
Notional	10,241	8,530
Fair value of financial assets	$ 60	$ 70
Cash flow hedges | Interest rate caps of US$ SOFR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	1.00%
Cash flow hedges | Interest rate caps of US$ SOFR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	6.90%	6.00%
Cash flow hedges | Interest Rate Swaps Of US Dollar SOFR Debt
Disclosure of detailed information about financial instruments [line items]
Notional	3,927	7,729
Fair value of financial assets	$ 11	$ 41
Cash flow hedges | Interest Rate Swaps Of US Dollar SOFR Debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.90%	3.30%
Cash flow hedges | Interest Rate Swaps Of US Dollar SOFR Debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.20%	5.20%
Cash flow hedges | Interest Rate Caps Of GBP SONIA Debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,765	1,750
Fair value of financial assets	$ 26	$ 40
Cash flow hedges | Interest Rate Caps Of GBP SONIA Debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	1.00%
Cash flow hedges | Interest Rate Caps Of GBP SONIA Debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	7.00%	7.00%
Cash flow hedges | Interest Rate Swaps Of GBP SONIA Debt
Disclosure of detailed information about financial instruments [line items]
Notional	909	915
Fair value of financial assets	$ 1	$ 11
Cash flow hedges | Interest Rate Swaps Of GBP SONIA Debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.70%	2.70%
Cash flow hedges | Interest Rate Swaps Of GBP SONIA Debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.30%	4.30%
Cash flow hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	3,754	3,190
Fair value of financial assets	$ 40	$ 51
Cash flow hedges | Interest rate caps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.50%	0.30%
Cash flow hedges | Interest rate caps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	5.00%	5.00%
Cash flow hedges | Interest Rate Caps oF Euro ESTR Debt
Disclosure of detailed information about financial instruments [line items]
Notional		390
Fair value of financial assets		$ 4
Cash flow hedges | Interest Rate Caps oF Euro ESTR Debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates		1.90%
Cash flow hedges | Interest rate swaps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	1,317	1,267
Fair value of financial assets	$ 23	$ 6
Cash flow hedges | Interest rate swaps of € EURIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.50%	0.50%
Cash flow hedges | Interest rate swaps of € EURIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.00%	4.00%
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt
Disclosure of detailed information about financial instruments [line items]
Notional	811	724
Fair value of financial assets	$ 2
Fair value of financial liabilities		$ (3)
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	3.90%	3.90%
Cash flow hedges | Interest rate swaps of AUD BBSW/BBSY debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%	4.50%
Cash flow hedges | Other Interest Rate Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional	301	312
Fair value of financial assets	$ 0	$ 0
Cash flow hedges | Other Interest Rate Derivatives | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	4.50%	4.50%
Cash flow hedges | Other Interest Rate Derivatives | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	11.70%	9.80%